PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Schedule of reconciliation of provisions
The reconciliation of the Company’s provisions is as follows:

	Environmental	Restoration	Termination benefits and other	Litigation	Total
	$	$	$	$	$
Balance, December 31, 2016	2,506	1,859	1,383	143	5,891
Provisions assumed through business acquisitions	192	—	—	—	192
Additional provisions	—	5	516	—	521
Amounts used	(417)	(505)	(1,200)	(104)	(2,226)
Amounts reversed	—	(387)	(152)	—	(539)
Net foreign exchange differences	7	25	7	—	39
Balance, December 31, 2017	2,288	997	554	39	3,878

Amount presented as current	106	55	457	39	657
Amount presented as non-current	2,182	942	97	—	3,221
Balance, December 31, 2017	2,288	997	554	39	3,878

Provisions assumed through business acquisitions	50	602	30	942	1,624
Additional provisions	100	7	2,054	250	2,411
Amounts used	(88)	(5)	(769)	(33)	(895)
Amounts reversed	(506)	—	—	—	(506)
Net foreign exchange differences	(15)	(33)	(8)	—	(56)
Balance, December 31, 2018	1,829	1,568	1,861	1,198	6,456

Amount presented as current	184	50	1,772	256	2,262
Amount presented as non-current	1,645	1,518	89	942	4,194
Balance, December 31, 2018	1,829	1,568	1,861	1,198	6,456